Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Data (unaudited)

(Millions, except per share and common stock data)	First	Second	Third	Fourth
2015
Total revenue	$15,094.1	$15,240.9	$14,953.0	$15,048.5

Income before income taxes	$1,366.6	$1,261.6	$1,022.9	$584.5
Income taxes	(590.3)	(527.0)	(460.5)	(263.2)
Net income including non-controlling interests	776.3	734.6	562.4	321.3
Less: Net (loss) income attributable to non-controlling interests	(1.2)	2.8	2.3	.5
Net income attributable to Aetna	$777.5	$731.8	$560.1	$320.8

Net income attributable to Aetna per share - basic (1)	$2.22	$2.10	$1.60	$.92
Net income attributable to Aetna per share - diluted (1)	2.20	2.08	1.59	.91

Dividends declared per share	$.25	$.25	$.25	$.25
Common stock prices, high	109.26	132.60	128.90	115.34
Common stock prices, low	87.60	106.08	105.30	99.89

2014
Total revenue	$13,994.8	$14,509.4	$14,727.8	$14,771.2

Income before income taxes	$1,149.7	$924.6	$996.9	$428.7
Income taxes	(480.3)	(377.4)	(398.1)	(198.9)
Net income including non-controlling interests	669.4	547.2	598.8	229.8
Less: Net income (loss) attributable to non-controlling interests	3.9	(1.6)	4.3	(2.2)
Net income attributable to Aetna	$665.5	$548.8	$594.5	$232.0

Net income attributable to Aetna per share - basic (1)	$1.84	$1.54	$1.68	$.66
Net income attributable to Aetna per share - diluted (1)	1.82	1.52	1.67	.65

Dividends declared per share	$.225	$.225	$.225	$.25
Common stock prices, high	75.71	82.46	84.94	90.84
Common stock prices, low	65.15	67.77	75.22	73.43

(1)	Calculation of net income attributable to Aetna per share is based on weighted average shares outstanding during each quarter and, accordingly, the sum may not equal the total for the year.